Finance Income, Net (Details) - Schedule of Components of Finance Income, Net - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net	$ (12,045)	$ 3,297	$ 90,147	$ 1,742
Exchange differences [Member]
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net			94,020	3,410
Bank fees [Member]
Finance Income, Net (Details) - Schedule of Components of Finance Income, Net [Line Items]
Finance income, net			$ (3,873)	$ (1,668)